Business combination (Details 12) - Box 1824 - BRL (R$) R$ in Thousands		Dec. 31, 2022	Jun. 01, 2022	Dec. 31, 2021
Consideration transferred
Cash			R$ 20,768
(-) Price adjustment			(558)
Retained amount(i) (note 18)	[1]		8,871
Share-based payment – vested immediately (note 22.a)			4,124
Other (note 18)		R$ 974	974	R$ 0
Total consideration transferred			R$ 34,179

[1]	The amount of R$ 8,871 was related to a portion of the remaining balance payable that was retained for any materialized contingencies that occurred after June 1, 2022 but related to contingencies liabilities before the acquisition date. The remaining balance, as adjusted, will be paid in the next three years, on each anniversary of the closing date.